Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisitions	Acquisitions
CompuGain
On December 14, 2021, the company acquired 100% of CompuGain LLC (CompuGain), a leading cloud solutions provider, for a purchase price consideration of $85.3 million on a cash-free, debt-free basis. The company funded the cash consideration and acquisition-related costs with cash on hand.
During 2022, the company incurred and expensed acquisition-related costs of $0.4 million included within selling, general and administrative expense in the consolidated statements of income (loss).
The company’s consolidated financial statements include the results of CompuGain commencing as of the acquisition date.
Pro forma information and revenue and operating results of CompuGain have not been presented as the impact is not material to the company’s consolidated financial statements.